CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Trade receivables, allowances for credit losses	$ 19,801	$ 22,064
Grower advance receivables, allowances for credit losses	10,650	9,606
Other receivables, allowances for credit losses	14,235	14,066
Inventories, allowances	1,949	7,447
Property, plant and equipment, accumulated depreciation	367,856	283,677
Other intangible assets, accumulated amortization	$ 112,087	$ 117,499
Common stock par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000	300,000
Common stock, shares outstanding (in shares)	94,899	94,878